Significant Accounting Policies - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2018
Directors and Executive Officers
Share-based Compensation
Expected forfeiture rate (post-vesting (as a percent)	0.00%
Minimum | Employee stock option
Share-based Compensation
Continuous service period (in years)	3 years
Maximum | Employee stock option
Share-based Compensation
Continuous service period (in years)	4 years